FINANCE INCOME / EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income
Interest gain	$ 407	$ 479	$ 60
Gain arising from financial assets measured at fair value through PL	3,869	923	3,619
Gain arising from financial assets measured at fair value through OCI	258	240	6,325
Foreign exchange gain	6,884	6,314	6,211
Subtotal	11,418	7,956	16,215
Finance expense
Interest expense on borrowings	(152)	(95)	(41)
Loss arising from financial assets measured at fair value through PL	(1,106)	(620)	(2,966)
Foreign exchange loss	(14,321)	(9,043)	(14,831)
Other interest	(525)	(788)	(776)
Other	(864)	(490)	(613)
Subtotal	(16,968)	(11,036)	(19,227)
Finance expense, net	(5,550)	(3,080)	(3,012)
Other comprehensive income, net of tax, available-for-sale financial assets	$ 12	$ 27	$ 52